PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2023
PROPERTY AND EQUIPMENT
Summary of property and equipment

	Useful Life	October 31, 2023	October 31, 2022
Office equipment and furniture	3 – 5 Years	$51,022	$53,846
Less: accumulated depreciation		(44,742)	(45,158)
		$6,280	$8,688